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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC 11150 Santa Monica Blvd. Los Angeles, CA 90025
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
April 30, 2016 (Unaudited)

Common Stocks - 99.9%	Shares	Value

Consumer Discretionary - 11.9%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corporation	30,000	$1,471,500
Six Flags Entertainment Corporation	14,000	840,700
		2,312,200
Household Durables - 2.3%
Harman International Industries, Inc.	21,000	1,611,960

Internet & Catalog Retail - 5.0%
Amazon.com, Inc. *	3,000	1,978,770
Priceline Group, Inc. (The) *	1,100	1,478,026
		3,456,796
Media - 1.2%
Omnicom Group , Inc.	10,000	829,700

Consumer Staples - 4.9%
Food & Staples Retailing - 3.4%
Costco Wholesale Corporation	5,000	740,650
CVS Health Corporation	9,000	904,500
Whole Foods Market, Inc.	25,000	727,000
		2,372,150
Household Products - 1.5%
Church & Dwight Company, Inc.	11,000	1,019,700

Financials - 2.1%
Diversified Financial Services - 2.1%
Intercontinental Exchange, Inc.	6,000	1,440,180

Health Care - 15.9%
Biotechnology - 3.3%
Baxalta, Inc.	9,000	377,550
Celgene Corporation *	10,000	1,034,100
Gilead Sciences, Inc.	10,000	882,100
		2,293,750
Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	9,000	397,980
Intuitive Surgical, Inc. *	3,000	1,879,080
Stryker Corporation	7,500	817,575
		3,094,635
Health Care Providers & Services - 5.3%
Henry Schein, Inc. *	12,700	2,142,490
McKesson Corporation	9,000	1,510,380
		3,652,870
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. *	10,000	792,700

Pharmaceuticals - 1.6%
Allergan plc *	3,130	677,833
Roche Holdings AG - ADR	14,000	441,980
		1,119,813

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.9% (Continued)	Shares	Value

Industrials - 7.5%
Air Freight & Logistics - 1.3%
FedEx Corporation	5,300	$875,083

Airlines - 3.7%
American Airlines Group, Inc.	20,000	693,800
Delta Air Lines, Inc.	45,000	1,875,150
		2,568,950
Commercial Services & Supplies - 0.8%
Stericycle, Inc. *	6,000	573,360

Machinery - 0.8%
Cummins, Inc.	4,500	526,635

Road & Rail - 0.9%
Norfolk Southern Corporation	7,000	630,770

Information Technology - 52.6%
Communications Equipment - 1.0%
QUALCOMM, Inc.	13,700	692,124

Electronic Equipment, Instruments & Components - 1.8%
Flextronics International Ltd. *	100,000	1,215,000

Internet Software & Services - 20.7%
Alibaba Group Holding Ltd. - ADR *	20,000	1,538,800
Alphabet, Inc. - Class A *	3,600	2,548,368
Alphabet, Inc. - Class C *	3,609	2,501,073
Facebook, Inc. - Class A *	65,000	7,642,700
		14,230,941
IT Services - 10.4%
Accenture plc - Class A	17,900	2,021,268
Alliance Data Systems Corporation *	5,500	1,118,205
Automatic Data Processing, Inc.	7,000	619,080
Paychex, Inc.	24,000	1,250,880
PayPal Holdings, Inc. *	45,000	1,763,100
Square, Inc. - Class A *	25,000	372,250
		7,144,783
Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	35,000	1,996,400

Software - 10.8%
Adobe Systems, Inc. *	12,000	1,130,640
Autodesk, Inc. *	11,000	658,020
Intuit, Inc.	36,000	3,632,040
salesforce.com, inc. *	13,000	985,400
SAP SE - ADR	13,000	1,022,060
		7,428,160

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.9% (Continued)	Shares	Value

Information Technology - 52.6% (Continued)
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	37,000	$3,468,380

Materials - 5.0%
Chemicals - 5.0%
Ecolab, Inc.	15,000	1,724,700
Scotts Miracle-Gro Company (The) - Class A	23,600	1,670,408
		3,395,108

Total Common Stocks (Cost $36,289,805)		$68,742,148

Money Market Funds - 0.2%	Shares	Value

First American Government Obligations Fund -
Class Z, 0.21% (a) (Cost $108,947)	108,947	$108,947

Total Investments at Value - 100.1% (Cost $36,398,752)		$68,851,095

Liabilities in Excess of Other Assets - (0.1%)		(33,760)

Net Assets - 100.0%		$68,817,335

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to Schedule of Invesments.

The Investment House Growth Fund
Notes to Schedule of Investments
April 30, 2016 (Unaudited)

1. Securities valuation

Equity securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$68,742,148	$-	$-	$68,742,148
Money Market Funds	108,947	-	-	108,947
Total	$68,851,095	$-	$-	$68,851,095

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2016, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

2. Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of April 30, 2016:

Cost of portfolio investments	$36,398,752
Gross unrealized appreciation	$33,925,794
Gross unrealized depreciation	(1,473,451)
Net unrealized appreciation	$32,452,343

4. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a Fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of April 30, 2016, the Fund had 52.6% of the value of its net assets invested within the Information Technology sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 13, 2016

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	June 13, 2016

* Print the name and title of each signing officer under his or her signature.